Earnings Per Share - Summary of Anti-dilutive Equivalent Units Outstanding Excluded from Earnings Per Share Calculation (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share, amount	351,000	589,000	351,000	589,000	343,000	625,000
Common Stock Purchase Warrants [Member]
Antidilutive securities excluded from computation of earnings per share, amount	279,000	279,000	279,000	279,000	279,000	336,000
Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share, amount	72,000	58,000	72,000	58,000
Convertible Note [Member]
Antidilutive securities excluded from computation of earnings per share, amount		157,000		157,000
Advance from NDX [Member]
Antidilutive securities excluded from computation of earnings per share, amount		94,000		94,000
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share, amount		1,000		1,000